Condensed financial information of the Company (Condensed Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 48,496,365	$ 126,356,264	$ 158,107,859
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	1,691,897	117,188	0
Depreciation and amortization	6,998,122	3,137,122	2,513,268
Stock based compensation expense	2,736,313	427,989	2,151,844
Amortization of deferred financing cost	1,620,695	640,565	0
Loss on extinguishment of debt	9,848,931	0	0
Other receivables	(124,825,380)	18,068,583	(13,732,838)
Other deposits and prepayments	(48,556,579)	(50,252,524)	(909,736)
Other current assets	(138,513)	162,309	112,640
Other assets	(4,427,986)	(305,640)	721,082
Income tax payable	(58,549,759)	42,740,736	8,800,739
Other payables and accrued liabilities	842,663	(40,364,427)	13,219,557
Payroll and welfare payable	(1,142,361)	9,604,240	2,616,195
Accrued interest	0	(1,352,000)	17,333
Net cash provided by/(used in) operating activities	(884,314,436)	(213,324,143)	182,720,894
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	483,446,420	80,831,640	124,209,385
Repayments of short-term bank loans	(63,657,978)	(269,462,794)	(135,216,321)
Proceeds from long-term bank loans	52,096,830	146,877,442	35,000,000
Proceeds from other long-term debt	175,592,700	608,703,539	0
Repayment of other long-term debts	(122,973,761)	(40,000,000)	0
Issuance of treasury shares	0	32,792,232	0
Purchase of treasury shares	(17,610,787)	(5,767,159)	(5,708,281)
Dividends to shareholders	(15,288,919)	(14,724,740)	(8,769,530)
Deferred charges	(10,649,965)	(9,585,309)	0
Purchase of shares under RSU plan	(7,042,725)	0	0
Loss on extinguishment of debt	(9,848,931)	0	0
Proceeds from exercise of stock options	1,080,530	5,060,918	98,812
Net cash (used in)/provided by financing activities	455,065,629	393,912,695	(6,781,779)
Cash and cash equivalents, at beginning of period	587,119,126	496,204,796	319,218,155
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	140,494,754	587,119,126	496,204,796
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	48,515,730	126,356,264	156,997,595
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(124,450,842)	(166,737,483)	(170,662,644)
Depreciation and amortization	0	0	0
Accretion of long-term debt	0	288,220	1,024,166
Stock based compensation expense	1,912,471	160,549	84,988
Amortization of deferred financing cost	1,620,695	640,565	0
Loss on extinguishment of debt	9,848,931	0	0
Other receivables	0	0	0
Other deposits and prepayments	10,916,056	(12,690,088)	0
Other current assets	45,434	(278,908)	0
Other assets	0	98,294	551,420
Income tax payable	0	0	0
Other tax payable	0	0	0
Other payables and accrued liabilities	(737,739)	8,081,370	204,846
Payroll and welfare payable	(5,149,011)	5,149,011	0
Accrued interest	0	(1,352,000)	17,333
Net cash provided by/(used in) operating activities	(57,478,275)	(40,284,206)	(11,782,296)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in due from a subsidiary	(140,334,182)	(150,361,777)	(13,593,497)
Proceeds from short-term bank loans	130,024,345	45,000,000	25,000,000
Repayments of short-term bank loans	(35,000,000)	(70,000,000)	(25,000,000)
Proceeds from long-term bank loans	0	0	35,000,000
Proceeds from other long-term debt	0	475,761,009	0
Repayment of other long-term debts	(75,761,009)	(40,000,000)	0
Issuance of treasury shares	0	32,792,232	0
Purchase of treasury shares	(17,610,787)	(5,767,160)	(5,708,281)
Dividends to shareholders	(15,288,919)	(14,724,740)	(8,769,530)
Deferred charges	0	(9,585,309)	0
Purchase of shares under RSU plan	(7,042,725)	0	0
Loss on extinguishment of debt	(9,848,931)	0	0
Proceeds from exercise of stock options	1,080,530	5,060,918	98,812
Net cash (used in)/provided by financing activities	(169,781,678)	268,175,173	7,027,504
Net increase/ (decrease) in cash and cash equivalents	(227,259,953)	227,890,967	(4,754,792)
Cash and cash equivalents, at beginning of period	231,652,719	3,761,752	8,516,544
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	$ 4,392,766	$ 231,652,719	$ 3,761,752